Contingent Liabilities and Commitments - Additional Information (Detail) £ in Millions		1 Months Ended	6 Months Ended
	Nov. 02, 2015	Jun. 30, 2020 GBP (£)	Jun. 30, 2020 EUR (€)	Jul. 20, 2020 GBP (£)	Jun. 30, 2020 GBP (£)	Dec. 31, 2019 GBP (£)
Disclosure of contingent liabilities and commitments [line items]
Decrease in convertible preferred stock fair value		£ 10
Compliance with Consumer Credit Act
Disclosure of contingent liabilities and commitments [line items]
Additional operational risk losses and restructuring provision						£ 58
Genworth Financial International Holdings Inc
Disclosure of contingent liabilities and commitments [line items]
Percentage of litigation on settlement			90.00%		90.00%
Santander UK Group
Disclosure of contingent liabilities and commitments [line items]
Liability arising through disallowance of tax allowance					£ 150
Visa Europe Ltd
Disclosure of contingent liabilities and commitments [line items]
Visa Europe Ltd sale to Visa Inc	100.00%
Entering into significant commitments or contingent liabilities [member] | Genworth Financial International Holdings Inc
Disclosure of contingent liabilities and commitments [line items]
Amount awarded to other party				£ 624
Bottom of Range
Disclosure of contingent liabilities and commitments [line items]
Losses on litigation settlements | €			€ 1,000,000,000
Top of Range
Disclosure of contingent liabilities and commitments [line items]
Santander UK liability under indemnity cap | €			39,850,000
UK&I Banks
Disclosure of contingent liabilities and commitments [line items]
Preferred stock issued, threshold value | €			€ 0
Previously Paid | Entering into significant commitments or contingent liabilities [member] | Genworth Financial International Holdings Inc
Disclosure of contingent liabilities and commitments [line items]
Amount awarded to other party				100
Due 23 July 2020 | Entering into significant commitments or contingent liabilities [member] | Genworth Financial International Holdings Inc
Disclosure of contingent liabilities and commitments [line items]
Amount awarded to other party				100
Due 2022 | Entering into significant commitments or contingent liabilities [member] | Genworth Financial International Holdings Inc
Disclosure of contingent liabilities and commitments [line items]
Amount awarded to other party				317
Claimed Mis-Selling Losses | Entering into significant commitments or contingent liabilities [member] | Genworth Financial International Holdings Inc
Disclosure of contingent liabilities and commitments [line items]
Amount awarded to other party				£ 107